Total
FIS Knights of Columbus Global Belief ETF
Summary Information — FIS Knights of Columbus Global Belief ETF
Investment Objective
FIS Knights of Columbus Global Belief ETF (the “Fund”) seeks income and long-term growth of capital.
Fund Fees and Expenses

The table below describes the fees and expenses that you pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries on the purchase and sale of Fund shares, which are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment) None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	FIS Knights of Columbus Global Belief ETF FIS Knights of Columbus Global Belief ETF
Management Fee	0.75%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	none
Acquired Fund Fees and Expenses	0.01%	[1]
Total Annual Fund Operating Expenses	0.76%
[1]	Acquired fund fees and expenses (“AFFE”) are the indirect costs of investing in other investment companies. Total Annual Fund Operating Expenses do not correlate to the expense ratios in the Fund’s Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund and exclude AFFE.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% annual return and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example	1	3	5	10
FIS Knights of Columbus Global Belief ETF | FIS Knights of Columbus Global Belief ETF | USD ($)	78	243	422	942

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may result in higher transaction costs and higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses table or in the Example above, may affect the Fund’s performance. For the fiscal year end May 31, 2024, the Fund’s portfolio turnover rate was 37% of the average value of its portfolio.

Principal Investment Strategies of the Fund

The Fund is an actively managed exchange traded fund (“ETF”). Under normal circumstances, the Fund invests at least 80% of its assets (net assets plus any borrowings for investment purposes, if any) in equity securities, including common stock and American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) of international and domestic companies. The Fund may meet its investment objective by directly investing in equity securities, or by investing in other investment companies, including ETFs, that invest primarily in equity securities.

In determining whether a company is a non-U.S. company, Knights of Columbus Asset Advisors LLC (the “Sub-Adviser”) will consider whether the company:

●	has a class of securities whose principal securities market is outside the U.S.;

●	has its principal office outside the U.S.; or

●	is otherwise determined to be economically tied to a country outside the U.S. by the Sub-Adviser in its discretion (e.g., using classifications assigned by third parties, including an issuer’s “country of risk” as determined by MSCI Global Industry Classification Standards or the classifications assigned to a company by the Fund’s benchmark index provider).

The assets in the Fund are managed by the Sub-Adviser, which employs an “active management” investment strategy in seeking to achieve the Fund’s investment objective. In selecting investments for the Fund, the Sub-Adviser combines quantitative and qualitative analyses that together seek to identify companies that have above-average investment potential. The Sub-Adviser first ranks the individual stocks in which the Fund may invest through the use of models that incorporate multiple fundamental factors, with the weightings of the factors in the models varying in relation to the stock’s sector and region and the current market environment. The Sub-Adviser then evaluates highly-ranked securities for purchase based on fundamental data and macroeconomic considerations, while managing the Fund’s exposures to sectors and regions to ensure broad diversification. The Sub-Adviser will generally sell a stock on behalf of the Fund if the stock experiences extreme price movements, or for risk management purposes.

The Fund makes investment decisions in accordance with the United States Conference of Catholic Bishops’ Socially Responsible Investing Guidelines (the “USCCB Guidelines”), and therefore, the Fund is designed to avoid investments in companies that are believed to be involved with abortion, contraception, pornography, stem cell research/human cloning, weapons of mass destruction, or other enterprises that conflict with the USCCB Guidelines. The policies and practices of the companies selected for the Fund are monitored for various issues contemplated by the USCCB Guidelines. If the Sub-Adviser becomes aware that the Fund is invested in a company whose policies and practices are inconsistent with the USCCB Guidelines, the Sub-Adviser may sell the company’s securities or otherwise exclude future investments in such company. As a result, the Fund may have to sell a security at a time when it would be disadvantageous to do so. The Fund may perform differently than other funds that do not follow USCCB Guidelines.

The Fund may invest in companies of any market capitalization located anywhere in the world, including companies located in emerging markets. The Fund will focus its investments in all capitalization companies. The average market capitalization of investments in the Fund’s portfolio is expected to range from $35 million to $2.1 trillion.

The Fund normally invests at least 40% of its assets in companies located in countries other than the U.S., provided that the Fund reserves the flexibility to invest as little as 30% of its assets in companies located outside the U.S. when market conditions are unfavorable. Notwithstanding the previous sentence, the Fund may invest a percentage lower than 40% in such non-U.S. securities if the weighting of non-U.S. securities in the Fund’s performance benchmark (currently, the MSCI ACWI Index) drops below 45%, in which case the minimum level for investments in non-U.S. securities must remain within 5% of the benchmarks weighting (e.g. if the weighting of non-U.S. securities in the Fund’s performance benchmark is 38%, the minimum level for investing in non-U.S. securities for the Fund would be 33%). Foreign securities in which the Fund may invest may be U.S. dollar-denominated.

Principal Risks of Investing in the Fund
Performance

The bar chart and performance table give some indication of the risks of an investment in the Fund by comparing the Fund’s performance with a broad measure of market performance. The bar chart shows performance of the Fund’s shares for each calendar year since the Fund’s inception. The performance table compares the performance of the Fund over time to the performance of a broad-based securities market index. You should be aware that the Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.faithinvestorservices.com or by calling (833) 833-1311.

Performance Bar Chart For Calendar Year Ended December 31

Best Quarter:	12/31/23	10.43%
Worst Quarter:	6/30/22	-16.77%
The Fund’s calendar year-to-date return as of the most recent fiscal quarter, which ended August 31, 2024, was 17.17%.
Performance Table Average Annual Total Returns (For periods ended December 31, 2023)
Average Annual Total Returns - FIS Knights of Columbus Global Belief ETF	1 Year		Since Inception		Inception Date
FIS Knights of Columbus Global Belief ETF	20.13%		(1.01%)		Jul. 14, 2021
FIS Knights of Columbus Global Belief ETF | After Taxes on Distributions	19.71%		(1.37%)		Jul. 14, 2021
FIS Knights of Columbus Global Belief ETF | After Taxes on Distributions and Sales	12.22%		(0.79%)		Jul. 14, 2021
MSCI ACWI Net Total Return Index	22.20%	[1]	1.73%	[1]	Jul. 14, 2021
FTSE All World Index	22.00%	[2]	1.76%	[2]	Jul. 14, 2021
[1]	The MSCI ACWI Net Total Return Index (USD) captures large and mid cap representation across 23 Developed Markets and 24 Emerging Markets countries. With 2,757 constituents, the index covers approximately 85% of the global investable equity opportunity set. Investors cannot invest directly in an index.
[2]	The FTSE All-World Index is a market-capitalization weighted index representing the performance of the large and mid cap stocks from the FTSE Global Equity Index Series (GEIS). The index targets 90% coverage of the 8 regions used to construct the GEIS universe. Investors cannot invest directly in an index.

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

FIS Knights of Columbus Global Belief ETF | Risk Lose Money [Member]
You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
FIS Knights of Columbus Global Belief ETF | Risk Not Insured Depository Institution [Member]
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
FIS Knights of Columbus Global Belief ETF | Absence of Prior Active Market Risk [Member]

Absence of Prior Active Market Risk. While the Fund’s Shares are listed on NYSE Arca, Inc. (the “Exchange”), there can be no assurance that an active trading market for Shares will develop or be maintained. The Fund’s distributor does not maintain a secondary market in Shares.

FIS Knights of Columbus Global Belief ETF | Active Management Risk [Member]

Active Management Risk. The Fund is actively managed, which means that investment decisions are made based on investment views. There is no guarantee that the investment views will produce the desired results or expected returns, which may cause the Fund to fail to meet its investment objective or to underperform its benchmark index or funds with similar investment objectives and strategies. Furthermore, active trading that can accompany active management may result in high portfolio turnover, which may have a negative impact on performance. Active trading may result in higher brokerage costs or mark-up charges, which are ultimately passed on to shareholders of the Fund. Active trading may also result in adverse tax consequences.

FIS Knights of Columbus Global Belief ETF | Catholic Values Investing Risk [Member]

Catholic Values Investing Risk. The Fund considers the USCCB Guidelines in its investment process and may choose not to purchase, or may sell, otherwise profitable investments in companies which have been identified as being in conflict with the USCCB Guidelines. This means that the Fund may underperform other similar mutual funds that do not consider the USCCB Guidelines when making investment decisions.

FIS Knights of Columbus Global Belief ETF | Depositary Receipts [Member]

Depositary Receipts. The Fund will invest in stocks of foreign corporations. The Fund’s investment in such stocks will be in the form of depositary receipts including ADRs and GDRs. While the use of ADRs and GDRs, which are traded on exchanges and represent an ownership in a foreign security, provide an alternative to directly purchasing the underlying foreign securities in their respective markets and currencies, investments in ADRs and GDRs continue to be subject to many of the risks associated with investing directly in foreign securities, including political, economic, and currency risk.

FIS Knights of Columbus Global Belief ETF | Dividend-Paying Stock Risk [Member]

Dividend-Paying Stock Risk. While the Fund may hold securities of companies that have historically paid a high dividend yield, those companies may reduce or discontinue their dividends, reducing the yield of the Fund. Low priced securities in the Fund may be more susceptible to these risks. Past dividend payments are not a guarantee of future dividend payments. Also, the market return of high dividend yield securities, in certain market conditions, may perform worse than other investment strategies or the overall stock market. The Fund’s emphasis on dividend-paying stocks involves the risk that such stocks may fall out of favor with investors and underperform the market. Also, a company may reduce or eliminate its dividend.

FIS Knights of Columbus Global Belief ETF | Emerging Markets Securities Risk [Member]

Emerging Markets Securities Risk. The Fund’s investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in foreign securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

FIS Knights of Columbus Global Belief ETF | Equity Risk [Member]

Equity Risk. Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

FIS Knights of Columbus Global Belief ETF | Exchange Traded Funds ("ETFs") Risk [Member]
Exchange Traded Funds (“ETFs”) Risk. The Fund is structured as an ETF. As a result, the Fund is subject to special risks, including:
FIS Knights of Columbus Global Belief ETF | Not Individually Redeemable [Member]
●	Not Individually Redeemable. The Fund’s shares (“Shares”) are not redeemable by retail investors and may be redeemed only by Authorized Participants at net asset value (“NAV”) and only in Creation Units. A retail investor generally incurs brokerage costs when selling shares.

FIS Knights of Columbus Global Belief ETF | Trading Issues [Member]
●	Trading Issues. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange which may result in the Shares being delisted. An active trading market for the Shares may not be developed or maintained. If the Shares are traded outside a collateralized settlement system, the number of financial institutions that can act as Authorized Participants that can post collateral on an agency basis is limited, which may limit the market for the Shares.

FIS Knights of Columbus Global Belief ETF | Market Price Variance Risk [Member]
●	Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the Shares. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

○	In times of market stress, market makers may step away from their role market making in the Shares and in executing trades, which can lead to differences between the market value of the Shares and the Fund’s NAV.

○	The market price of the Shares may deviate from the Fund’s NAV, particularly during times of market stress, with the result that investors may pay significantly more or significantly less for the Shares than the Fund’s NAV, which is reflected in the bid and ask price for the Shares or in the closing price.

○	In stressed market conditions, the market for the Shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Shares may, in turn, lead to differences between the market value of the Shares and the Fund’s NAV.

FIS Knights of Columbus Global Belief ETF | Authorized Participant Risk [Member]
●	Authorized Participant Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as an Authorized Participant on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund shares may be more likely to trade at a premium or discount to net asset value and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for securities or instruments that have lower trading volumes.

Additionally, purchases and redemptions of creation units primarily with cash rather than through in-kind delivery of portfolio securities may cause the Fund to incur certain costs, including brokerage costs or taxable gains or losses that it might not have incurred if it made a redemption in-kind, and therefore decrease the Fund’s NAV to the extent not offset by a transaction fee payable by an AP.

FIS Knights of Columbus Global Belief ETF | Foreign Currency Risk [Member]

Foreign Currency Risk. As a result of the Fund’s investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar, in which case, the dollar value of an investment in the Fund would be adversely affected.

FIS Knights of Columbus Global Belief ETF | Foreign Securities Risk [Member]

Foreign Securities Risk. Investing in foreign companies, including direct investments and investments through ADRs, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the “SEC”) and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the Fund’s portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers. While ADRs provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

FIS Knights of Columbus Global Belief ETF | Geographic Concentration Risk [Member]

Geographic Concentration Risk. The risk that events negatively affecting the fiscal stability of a particular country or region in which the Fund focuses its investments will cause the value of the Fund’s shares to decrease, perhaps significantly. To the extent the Fund concentrates its assets in a particular country or region, the Fund is more vulnerable to financial, economic or other political developments in that country or region as compared to a fund that does not concentrate holdings in a particular country or region.

FIS Knights of Columbus Global Belief ETF | Issuer Risk [Member]

Issuer Risk. Changes in the financial condition or credit rating of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can affect a security’s or instrument’s value. The values of securities of smaller, less well-known issuers can be more volatile than those of larger issuers. Issuer-specific events can have a negative impact on the value of the Fund.

FIS Knights of Columbus Global Belief ETF | Large Capitalization Company Risk [Member]
Large Capitalization Company Risk. Larger, more established companies may be unable to attain the high growth rates of successful, smaller companies during periods of economic expansion.
FIS Knights of Columbus Global Belief ETF | Liquidation Risk [Member]

Liquidation Risk. If the Fund does not grow to a size to permit it to be economically viable, the Fund may cease operations. In such an event, shareholders may be required to liquidate or transfer their Fund shares at an inopportune time and shareholders may lose money and/or be taxed on their investment.

FIS Knights of Columbus Global Belief ETF | Market and Geopolitical Risk [Member]

Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate-related events, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets.

FIS Knights of Columbus Global Belief ETF | Mid-Capitalization Companies Risk [Member]

Mid-Capitalization Companies Risk. Compared to large-capitalization companies, mid-capitalization companies may be less stable and more susceptible to adverse developments. In addition, the securities of mid-capitalization companies may be more volatile and less liquid than those of large-capitalization companies.

FIS Knights of Columbus Global Belief ETF | Portfolio Turnover Risk [Member]

Portfolio Turnover Risk. Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, which may affect the Fund’s performance.

FIS Knights of Columbus Global Belief ETF | Quantitative Investing Risk [Member]

Quantitative Investing Risk. There is no guarantee that a quantitative model or algorithm used by the Sub-Adviser, and the investments selected based on the model or algorithm, will perform as expected or produce the desired results. The Fund may be adversely affected by imperfections, errors or limitations in the construction and implementation of the model or algorithm and the Sub-Adviser’s ability to properly analyze or timely adjust the metrics or update the data underlying the model or features of the algorithm.

FIS Knights of Columbus Global Belief ETF | Sector Risk [Member]

Sector Risk. Sector risk is the possibility that securities within the same group of industries will decline in price due to sector-specific market or economic developments. If the Fund invests more heavily in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector. As a result, the Fund’s share price may fluctuate more widely than the value of shares of a fund that invests in a broader range of industries.

FIS Knights of Columbus Global Belief ETF | Underlying FundRisk [Member]

Underlying Fund Risk. Other investment companies including ETFs (“Underlying Funds”) in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the Underlying Funds and may be higher than other funds that invest directly in stocks and bonds.